Acquisition costs and other expenditure - Share-based payment expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment expense charged to the income statement
Share-based compensation expense	£ 158	£ 126	£ 111
Amount accounted for as equity-settled	158	£ 127	110
Carrying value at 31 December of liabilities arising from share-based payment transactions			6
Intrinsic value of above liabilities for which rights had vested at 31 December			£ 6
Liabilities relating to awards which are settled in cash	£ 0